Finance income and costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance costs
Interest expense on bank borrowings	¥ (8,897)	¥ (6,055)	¥ (4,584)
Interest expense on other borrowings	(3,599)	(1,327)
Interest expense on convertible note		(4,144)	(4,660)
Interest expense on lease liabilities	(16,693)	(12,767)
Finance costs	(29,189)	(24,293)	(9,244)
Finance income
Interest income on short-term bank deposits	1,185	388	322
Finance costs-net	¥ (28,004)	¥ (23,905)	¥ (8,922)